Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 14,818
Property and equipment	107,711
Total cost	122,529
Less accumulated depreciation	(5,298)
Net, property plant and equipment	$ 117,231